As filed with the Securities and Exchange Commission on May 20, 2020

1933 Act File No. 333-126293

1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 227

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 229
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS II

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE

(800) 225-5291

CHRISTOPHER SECHLER, ESQ.

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111-2950

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00 par value) of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on June 1, 2020 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Class NAV shares of John Hancock Multi-Asset High Income Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series or classes of the Registrant.

JOHN HANCOCK FUNDS II

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

* Incorporated herein by reference to Post-Effective Amendment No. 222 to Registrant’s Registration Statement, SEC File No. 811-21779, filed March 17, 2020, EDGAR Accession No. 0001133228-20-001066.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 227 to the Registration Statement on Form N-1A for John Hancock Funds II incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to John Hancock Multi-Asset High Income Fund contained in Post-Effective Amendment No. 222, which was filed with the U.S. Securities and Exchange Commission on March 17, 2020. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 222 to June 1, 2020 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended. No offering or sales of Class NAV shares of John Hancock Multi-Asset High Income Fund have been made in reliance on Post-Effective Amendment No. 222.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 20th day of May, 2020.

John Hancock Funds II
By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President and Trustee	May 20, 2020
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	May 20, 2020
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	May 20, 2020
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	May 20, 2020
James R. Boyle

/s/ Peter S. Burgess *	Trustee	May 20, 2020
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	May 20, 2020
William H. Cunningham

/s/ Grace K. Fey *	Trustee	May 20, 2020
Grace K. Fey

/s/ Marianne Harrison *	Trustee	May 20, 2020
Marianne Harrison

/s/ Deborah C. Jackson *	Trustee	May 20, 2020
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	May 20, 2020
Hassell H. McClellan

/s/ James M. Oates *	Trustee	May 20, 2020
James M. Oates

Signature	Title	Date

/s/ Steven R. Pruchansky *	Trustee	May 20, 2020
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	May 20, 2020
Gregory A. Russo

*By: Power of Attorney

By:	/s/ Ariel Ayanna	May 20, 2020
Ariel Ayanna Attorney-in-Fact

* Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 219 to the Trust’s Registration Statement on December 23, 2019.